Investment Securities (Gross Realized Gain Losses) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total			$ 41	$ (231)	$ (47)
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	$ 0	$ 0	5,746	1,898	0
Net pre-tax gains (loss) on trading securities						$ 0
GE
Schedule of Available-for-sale Securities [Line Items]
Gains			7	3	1
Losses, including impairments			(36)	(218)	(20)
Total			(29)	(215)	(19)
GE Capital
Schedule of Available-for-sale Securities [Line Items]
Gains			121	87	128
Losses, including impairments			(51)	(104)	(156)
Total			$ 70	$ (16)	$ (28)